FAIR VALUE MEASUREMENT (Tables)	3 Months Ended
Mar. 31, 2014
FAIR VALUE MEASUREMENT
Financial assets and liabilities measured at fair value using the fair value hierarchy

  The following table sets out the Company's financial assets and liabilities measured at fair value as at March 31, 2014 using the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
Financial assets:
Trade receivables(i)	$—	$74,411	$—	$74,411
Available-for-sale securities(ii)	100,572	5,246	—	105,818
Fair value of derivative financial instruments(iii)	—	11,677	—	11,677

	$100,572	$91,334	$—	$191,906

Financial liabilities:
Fair value of derivative financial instruments(iii)	$—	$1,878	$—	$1,878

  The following table sets out the Company's financial assets and liabilities measured at fair value as at December 31, 2013 using the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
Financial assets:
Trade receivables(i)	$—	$67,300	$—	$67,300
Available-for-sale securities(ii)	74,581	—	—	74,581
Fair value of derivative financial instruments(iii)	—	5,590	—	5,590

	$74,581	$72,890	$—	$147,471

Financial liabilities:
Fair value of derivative financial instruments(iii)	$—	$467	$—	$467

  Notes:

  (i)
  Trade receivables from provisional invoices for concentrate sales are valued using quoted forward rates derived from observable market data based on the month of expected settlement (classified within Level 2 of the fair value hierarchy).

  (ii)
  Available-for-sale securities representing shares of publicly traded entities are recorded at fair value using quoted market prices (classified within Level 1 of the fair value hierarchy). Available-for-sale securities representing shares of non-publicly traded entities are recorded at fair value using quoted market prices (classified within Level 2 of the fair value hierarchy).

  (iii)
  Derivative financial instruments are recorded at fair value using external broker-dealer quotations (classified within Level 2 of the fair value hierarchy).